SECURITIES	6 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investment Holdings [Text Block]

NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at December 31, 2011, June 30, 2011 and 2010 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	December 31, 2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$190	$4	$-	$194
U.S. Treasury note	12,500	-	-	12,500
	12,690	4	-	12,694

Held-to-maturity Securities
Agency mortgage-backed:residential	$5,760	$413	$-	$6,173

	June 30, 2011
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$199	$4	$-	$203

Held-to-maturity Securities
Agency mortgage-backed:residential	$6,810	$447	$-	$7,257

	June 30, 2010
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$240	$7	$(1)	$246

Held-to maturity Securities
Agency mortgage-backed:residential	$9,435	$591	$-	$10,026

The amortized cost and estimated fair value of securities as of June 30, 2011 and 2010, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are shown separately.

	June 30,
	2011		2010
	Estimated fair value	Amortized Cost	Estimated fair value	Amortized Cost
(in thousands)
Available-for-sale Securities
Agency mortgage-backed: residential	$203	$199	$246	$240

Held-to-maturity Securities
Agency mortgage-backed: residential	$7,257	$6,810	$10,026	$9,435

There were no sales of securities during the six months ended December 31, 2011 or the fiscal years ended June 30, 2011 or 2010.

The following table summarizes the securities with unrealized losses at June 30, 2010 aggregated by major security type and length of time in a continuous unrealized loss position. At June 30, 2011, the Company had no securities with unrealized losses.

	June 30, 2010
	Less than 12 months		12 months or longer		Total
Description of securities	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses
			(Dollars in thousands)

Agency mortgage-backed: residential	$-	$-	$45	$(1)	$45	$(1)

Management does not intend to sell nor does it believe that we will be required to sell these securities before maturity. The decline in the fair value is primarily due to changes in market interest rates. The fair values are expected to recover as securities approach maturity dates.